UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Numbers of
Shares		Market
	COMMON STOCKS - 57.7%	Value
	Capital Goods - 2.4%
46,021	General Electric Co.	$837,582

	Consumer Discretionary - 4.6%
8,700	Darden Restaurants, Inc.	387,498
4,700	Target Corp.	247,220
7,200	The TJX Companies, Inc.	306,144
9,400	The Walt Disney Co.	328,154
10,100	Yum! Brands, Inc.	387,133
		1,656,149
	Data Processing - 1.7%
13,863	Automatic Data Processing, Inc.	616,487

	Electric Utilities - 0.5%
11,500	Duke Energy Corp.	187,680

	Electronic Equipment, Instruments & Components - 0.7%
7,500	Agilent Technologies, Inc. (a)	257,925

	Energy Equipment & Services - 1.2%
3,500	Schlumberger Ltd (b)	222,110
2,500	Transocean Ltd. (a)(b)	215,950
		438,060
	Financial Services - 5.9%
10,799	Bank of America Corp.	192,762
17,960	Bank Of Montreal (b)	1,090,173
9,800	Citigroup, Inc.	39,690
2,500	The Goldman Sachs Group, Inc.	426,575
8,100	JPMorgan Chase & Co.	362,475
		2,111,675
	Food & Staples Retailing - 4.6%
15,570	Shoppers Drug Mart Corp. (b)	669,005
17,730	Wal-Mart Stores, Inc.	985,788
		1,654,793
	Health Care - 2.8%
5,200	Beckman Coulter, Inc.	326,560
17,800	Boston Scientific Corp. (a)	128,516
6,300	Pfizer Inc.	108,045
6,300	UnitedHealth Group, Inc.	205,821
3,700	WellPoint Inc. (a)	238,206
		1,007,148
	Household Products - 2.2%
12,493	Procter & Gamble Co.	790,432

	Insurance - 4.8%
5,200	Aflac, Inc.	282,308
42,466	Great-West Lifeco Inc. (b)	1,219,228
10,200	The Progressive Corp. (a)	194,718
		1,696,254
	Integrated Oil & Gas - 3.2%
3,900	Apache Corp.	395,850
4,700	Devon Energy Corp.	302,821
5,400	Occidental Petroleum Corp.	456,516
		1,155,187
	Internet Software & Services - 0.6%
375	Baidu, Inc. - ADR (a)(b)	223,875

	Machinery - 1.2%
7,019	Caterpillar Inc.	441,144

	Marine - 2.5%
59,072	Diana Shipping Inc. (a)(b)	893,169

	Metals & Mining - 4.6%
8,166	POSCO - ADR (b)	955,503
68,714	Yamana Gold Inc. (b)	676,833
		1,632,336
	Oil, Gas & Consumable Fuels - 5.8%
25,767	Energy Transfer Partners, L.P.	1,207,442
19,435	Petroleo Brasileiro S.A. - Petrobras - ADR (b)	864,663
		2,072,105
	Semiconductor - 1.2%
19,300	Intel Corp.	429,618

	Software - 1.3%
5,100	Autodesk, Inc. (a)	150,042
9,400	Intuit (a)	322,796
		472,838
	Technology - 2.2%
17,400	Corning Inc.	351,654
3,300	International Business Machines Corp. (IBM)	423,225
		774,879
	Telecommunications - 1.0%
8,500	American Tower Corp. - Class A (a)	362,185

	Tobacco - 1.1%
18,500	Altria Group, Inc.	379,620

	Transportation - 1.0%
4,900	Union Pacific Corp.	359,170

	Wireless Telecommunication Services - 0.6%
6,406	Rogers Communications, Inc. - Class B (b)(c)	218,800

	TOTAL COMMON STOCKS (Cost $17,493,859)	20,669,111

	EXCHANGE TRADED FUNDS - 7.8%
	Investment Companies - 7.8%
82,509	iShares CDN S&P/TSX 60 Index Fund (b)	1,437,094
32,182	iShares MSCI Emerging Markets Index	1,355,506
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,383,119)	2,792,600

Principal
Amount		Value
	ASSET BACKED SECURITIES - 1.7%
	Connecticut RRB Special Purpose Trust CL&P
57,471	Series 2001-1, Class A5, 6.210%, 12/30/2011	58,879
	Continental Airlines Inc. Pass Thru Certificates
64,257	Series 2000-2, 7.707%, 04/02/2021 (Acquired 07/19/2005, Cost $64,327) (c)	64,257
	CPL Transition Funding LLC
100,000	Series 2002-1, Class A5, 6.250%, 01/15/2017	115,432
	FedEx Corp.
82,058	1993-A, 8.760%, 05/22/2015	93,064
	Massachusetts RRB Special Purpose
169,748	Series 2001-1, Class A, 6.530%, 06/01/2015	185,273
	Union Pacific Corp.
88,429	2003-1, 4.698%, 01/02/2024	92,367
	TOTAL ASSET BACKED SECURITIES (Cost $576,650)	609,272

	CORPORATE BONDS - 21.6%
	Consumer Finance - 1.0%
	American Express Co.
300,000	7.250%, 05/20/2014	340,287

	Diversified Financial Services - 0.6%
	National Rural Utility Coop
200,000	5.450%, 02/01/2018	211,611

	Electric Utilities - 0.3%
	Commonwealth Edison Co.
100,000	5.900%, 03/15/2036	101,842

	Insurance - 0.9%
	Sagicor Finance Ltd.
300,000	7.500%, 05/12/2016 (Acquired 04/22/2009, Cost $306,184) (b)(c)(e)	324,970

	Metals - 2.3%
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (Acquired 07/10/2009 through 09/03/2009, Cost $790,322) (b)(c)(e)	833,437

	Metals & Mining - 1.9%
	Barrick Gold Corp.
578,000	6.950%, 04/01/2019 (b)	662,478

	Oil, Gas & Consumable Fuels - 5.7%
	Husky Energy, Inc.
750,000	7.250%, 12/15/2019 (b)	870,280
	Petroldrill Four Ltd.
108,354	4.620%, 04/15/2016	112,717
	Rowan Companies
50,000	5.880%, 03/15/2012	52,647
	Talisman Energy, Inc.
840,000	7.750%, 06/01/2019 (b)	1,002,600
		2,038,244
	Rail Transportation - 2.3%
	Canadian Pacific Railway Co.
720,000	7.250%, 05/15/2019 (b)	819,342

	Securities and Commodity Contracts Intermediation and Brokerage - 1.9%
	The Goldman Sachs Group, Inc.
588,000	7.500%, 02/15/2019	673,078

	Telecommunication Services - 2.1%
	Brasil Telecom S/A
740,000	9.380%, 08/18/2015 (b)	765,900

	Tobacco - 0.8%
	Altria Group, Inc.
260,000	8.500%, 11/10/2013	304,151

	Transportation - 0.6%
	The Burlington Northern and Santa Fe Railway Co.
92,776	5.943%, 01/15/2022	101,505
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	107,158
		208,663
	Utilities - 1.2%
	Petroleum Co. Trinidad & Tobago Ltd.
390,000	9.750%, 08/14/2019 (b)	445,575
	TOTAL CORPORATE BONDS (Cost $7,156,191)	7,729,578

	MORTGAGE BACKED SECURITIES - 0.6%
	GS Mortgage Securities Corp. II
250,000	Series 2007-GG10, Class A4, 5.805%, 08/10/2045 (d)	232,186
	TOTAL MORTGAGE BACKED SECURITIES (Cost $178,465)	232,186

	U.S. GOVERNMENT AGENCY ISSUES - 1.2%
	AID - ISRAEL (b)
200,000	5.500%, 09/18/2023	216,685
200,000	5.500%, 12/04/2023	216,866
		433,551
	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates
0	5.000%, 11/20/2035	0
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $409,717)	433,551

	US GOVERNMENT NOTE/BONDS - 1.1%
	United States Treasury Notes - 1.1%
400,000	3.875%, 05/15/2018	410,219
	TOTAL US GOVERNMENT NOTE/BONDS (Cost $407,382)	410,219

	SHORT TERM INVESTMENTS - 7.5%
	US Treasury Bills - 7.5%
	United States Treasury Bills
29,000	0.19% , 08/26/2010	28,978
2,230,000	0.22%, 09/23/2010	2,227,647
416,000	0.23%, 10/21/2010	415,472
	TOTAL SHORT TERM INVESTMENTS (Cost $2,673,282)	2,672,097

	Total Investments (Cost $31,278,665) - 99.2%	35,548,614
	Other Assets in Excess of Liabilities - 0.8%	275,733
	TOTAL NET ASSETS - 100.0%	$35,824,347

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non-income producing security.
(b) - Foreign Issued Security
(c) - Restricted security. The total value of restricted securities is $1,441,164 (4.0% of net assets) at March 31, 2010.
(d) - Variable Rate
(e) - Illiquid

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	31,278,665
	Gross unrealized appreciation	5,407,879
	Gross unrealized depreciation	(1,137,930)
	Net unrealized appreciation	4,269,949

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2010

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	609,272	-	609,272
Common Stocks	20,669,111	-	-	20,669,111
Investment Company	2,792,600	-		2,792,600
Corporate Bonds	-	7,729,578	-	7,729,578
Foreign Government Agency Issues	-	-	-	-
Mortgage Backed Securities	-	232,186	-	232,186
Short-Term Investments	-	2,672,097	-	2,672,097
U.S. Government Agency Issues	-	433,551	-	433,551
U.S. Treasury Obligations	-	410,219	-	410,219
Other Financial Instruments*	-	-	-	-
Total**	23,461,711	12,086,903	-	35,548,614

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	March 31, 2010
Fair Value as of 12/31/09	$735,299
Total unrealized gain (losses) included in earnings	12,488
Total realized gain (losses) included in earnings	9,713
Net purchase (sales)	(757,500)
Fair Value as of 03/31/2010	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By   /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date    5/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date    5/17/2010

By   /s/ Michelle Persad
                      Michelle Persad, Treasurer

Date    5/17/2010